Summary of Significant Accounting Policies - Schedule of Deferred Tax Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Beginning balance	$ 30,879	$ 35,000	$ 35,000
Income tax benefit (associated with the amortization of intangible assets)	(1,038)	$ (1,169)	5,272	$ (2,114)
Deconsolidation of Nexway	(1,162)
Ending balance	$ 28,679		$ 30,879	$ 35,000